Condensed Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenues:
Total lease rental income		$ 192,163	$ 203,232	$ 387,064	$ 401,950
Management fees - non-leasing		710	673	1,454	1,205
Trading container margin		199	447	44	1,309
Gain on sale of owned fleet containers, net		7,703	23,213	17,251	39,126
Operating expenses:
Depreciation and amortization		70,527	72,957	142,365	145,450
General and administrative expense		12,752	13,185	25,871	24,712
Bad debt (recovery) expense, net		(100)	60	(405)	537
Container lessee default expense, net		12	435	51	555
Total operating expenses		103,097	104,718	207,756	206,027
Income from operations		97,678	122,847	198,057	237,563
Other (expense) income:
Interest expense		(42,138)	(37,593)	(84,268)	(72,902)
Other, net	[1]	2,107	352	3,929	258
Net other expense		(40,031)	(37,241)	(80,339)	(72,644)
Income before income taxes		57,647	85,606	117,718	164,919
Income tax expense		(1,346)	(2,047)	(2,822)	(3,686)
Net income		56,301	83,559	114,896	161,233
Less: Dividends on preferred shares		4,969	4,969	9,938	9,938
Net income attributable to common shareholders		$ 51,332	$ 78,590	$ 104,958	$ 151,295
Net income attributable to common shareholders per share:
Basic		$ 1.22	$ 1.66	$ 2.47	$ 3.16
Diluted		$ 1.20	$ 1.63	$ 2.42	$ 3.10
Weighted average shares outstanding (in thousands):
Basic		41,963	47,486	42,536	47,942
Diluted		42,862	48,305	43,365	48,799
Operating Leases - Owned Fleet
Revenues:
Total lease rental income		$ 143,484	$ 152,590	$ 288,808	$ 304,082
Operating Leases - Managed Fleet
Revenues:
Total lease rental income		10,693	12,678	21,803	25,319
Finance leases and container leaseback financing receivable - owned fleet
Revenues:
Total lease rental income		37,986	37,964	76,453	72,549
Trading Containers
Revenues:
Revenue		4,849	5,392	8,815	13,010
Cost of trading containers sold		(4,650)	(4,945)	(8,771)	(11,701)
Owned Fleet
Operating expenses:
Direct container expense - owned fleet		10,399	6,779	20,442	12,298
Managed Fleet
Operating expenses:
Distribution expense to managed fleet container investors		$ 9,507	$ 11,302	$ 19,432	$ 22,475

[1]	Amounts for the period ended June 30, 2022 have been reclassified to conform with the 2023 presentation (see Note 2 (f) “Reclassifications and Changes in Presentation”).